Other Income and Losses - Schedule of other income and losses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Other Income And Losses [Abstract]
Interest and financing expenses	$ (32,124)	$ (10,043)
Interest income	1,601	1,902
Interest income (expense), net	(30,523)	(8,141)
Revaluation of warrant liabilities	(2,283)	6,533
Share of loss from investment in associates and joint ventures	(6,505)	(6,331)
Loss on Unsecured Convertible Debentures - December 2019	0	(54,283)
Fair value gain/(loss) on convertible debenture	1,260	(4,806)
Fair value loss on senior secured convertible note	(7,478)	0
Unrealized gain/(loss) on investments	1,994	(12,880)
Realized gain on investments	0	24
Foreign exchange gain/(loss)	9,108	1,392
Other income	4,763	2,531
Non-operating income (expense), net	$ 859	$ (67,820)